Fair Value of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of Fair value of Financial Assets and Liabilities Measured on a Recurring Basis

The following table presents information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value hierarchy utilized to determine such fair values as of December 31, 2020 and December 31, 2019 (in thousands):

	Fair Value Measurements as of December 31, 2020 using:
	Level 1	Level 2	Level 3	Total
Assets:
Short-term money market funds	$32,643	$—	$—	$32,643
Total financial assets	$32,643	$—	$—	$32,643
Liabilities:
Derivative liability- related party	$—	$—	$25,155	$25,155
Total financial liabilities	$—	$—	$25,155	$25,155

	Fair Value Measurements as of December 31, 2019 using:
	Level 1	Level 2	Level 3	Total
Assets:
Short-term money market funds	$50,622	$—	$—	$50,622
Total financial assets	$50,622	$—	$—	$50,622

Warrant
Schedule of Fair value of Liability Measured Using Level 3 Inputs

The following table presents the Warrant liability measured at fair value using unobservable inputs (Level 3) as of the year ended December 31, 2019 (in thousands):

Fair value at January 1, 2019	$100
Change in fair value of warrant liability	300
Reclassification of warrant liability	(400)
Fair value at December 31, 2019	$-

Derivative
Schedule of Fair value of Liability Measured Using Level 3 Inputs

The following table presents the Derivative Liability measured at fair value using Level 3 inputs as of the year ended December 31, 2019 (in thousands):

Fair value at January 1, 2019	$36,567
Issuance of debt	1,256
Change in fair value of derivative liability	(2,782)
Conversion of debt- derivative liability	(35,041)
Fair value at December 31, 2019	$—